SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,237,948	$ 1,380,816
Provision of services	91,633	220,670
Total revenue	1,329,581	1,601,486
Segment loss (income)	(233,693)	7,017,259
Finance and other costs	(21,522)	(35,861)
Depreciation	143,122	57,506
Amortization	2,821	8,989
Change in fair value of derivative liability	1,817,569	(57,314)
Loss on write-off of notes receivable	6,751	77,047
Loss on write down of inventory	148,760
Net loss for the period	1,863,808	7,067,626	$ 16,544,184
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods	1,237,948	1,380,816
Provision of services	91,633	220,670
Total revenue	1,329,581	1,601,486
Segment loss (income)	1,267,167	4,545,828
Finance and other costs	(21,522)	(34,304)
Depreciation	139,109	55,113
Amortization	2,821	8,989
Change in fair value of derivative liability
Loss on write-off of notes receivable		77,047
Loss on write down of inventory	148,760
Net loss for the period	1,536,335	4,652,673
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)		73,817
Finance and other costs
Depreciation
Amortization
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory
Net loss for the period		73,817
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)	(1,500,860)	2,397,614
Finance and other costs		(1,557)
Depreciation	4,013	2,393
Amortization
Change in fair value of derivative liability	1,817,569	(57,314)
Loss on write-off of notes receivable	6,751
Loss on write down of inventory
Net loss for the period	$ 327,473	$ 2,341,136